Restricted cash	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash

16	Restricted cash
In 2021, the Group provided a financial guarantee on a loan facility extended by Standard Bank to DGC initially set at $50 million. This amount was subsequently increased to $150 million. The facility was extinguished on June 30, 2023, following the acquisition of DGC and was €138.5 million at the time of extinguishment following additional extensions of €18.6 million before extinguishment. €121.7 million of the balance at December 31, 2022 relates to this facility.
The remaining restricted cash held of €38.3 million as at December 31, 2023 (2022: €26.6 million), relates to cash held to cover monies owed to customers, as discussed in note 2.10.

17	Cash and cash equivalents
Cash and cash equivalents comprise of:

	2023 € '000s	2022 € '000s
Cash-in-transit	31,316	38,087
Processor bank balances	48,532	47,335
Bank balances	162,075	169,356
	241,923	254,778
We maintain cash and cash equivalents with major financial institutions. Cash and cash equivalents consist of bank deposits held with banks that, at times, exceed federally or locally insured limits.